ORGANIZATION (Details) - USD ($)			12 Months Ended
	Feb. 04, 2021	Jun. 05, 2020	Dec. 31, 2022	Mar. 31, 2023	Jan. 26, 2023	May 01, 2022	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Price per share (in dollars per share)	$ 10.00
Gross proceeds	$ 1,000,000,000.0
Offering costs	$ 55,900,000
Deferred underwriting commissions			$ 35,000,000	$ 35,000,000			$ 35,000,000
Fair market value of one or more business, percent	80.00%
Covenant, ownership interest to be acquired, minimum, percent	50.00%
Maximum percent of equity convertible without consent			15.00%	15.00%
Redemption percent if business combination isn't completed			100.00%	100.00%
Investments held in Trust Account			$ 1,013,382,491	$ 484,900,806			1,000,284,779
Interest to pay dissolution expense			100,000	100,000
Working capital deficit			9,600,000	15,800,000
Total current liabilities			9,675,694	15,942,180			3,523,316
Cash			37,982	90,852			749,510
Working capital loan			1,500,000				0
Working Capital Loan
Subsidiary, Sale of Stock [Line Items]
Working capital loan			1,500,000
Working capital loan outstanding			1,500,000
Class A Ordinary Shares included as part of the units
Subsidiary, Sale of Stock [Line Items]
Consideration received on issuance of warrants	$ 23,000,000.0
Working capital loan, maximum borrowing capacity					$ 1,200,000
Sponsor
Subsidiary, Sale of Stock [Line Items]
Cash			38,000
Working capital loan, maximum borrowing capacity					$ 1,200,000
Affiliated Entity | Sponsor
Subsidiary, Sale of Stock [Line Items]
Proceeds from contributions from affiliates		$ 25,000
Working capital loan	278,085		278,085	278,085
Working capital loan outstanding				2,100,000
Affiliated Entity | Sponsor | Working Capital Loan
Subsidiary, Sale of Stock [Line Items]
Working capital loan			$ 1,500,000	$ 2,100,000			$ 0
Affiliated Entity | Sponsor | Working Capital Loan | Revolving Credit Facility | Line of Credit
Subsidiary, Sale of Stock [Line Items]
Working capital loan, maximum borrowing capacity	$ 2,500,000					$ 2,500,000
IPO
Subsidiary, Sale of Stock [Line Items]
Number of shares issued (in shares)	100,000,000
Number of warrants issued (in shares)			20,000,000
Over-Allotment Option
Subsidiary, Sale of Stock [Line Items]
Number of shares issued (in shares)	13,000,000
Offering costs	$ 20,000,000.0
Over-Allotment Option | Class A Ordinary Shares included as part of the units
Subsidiary, Sale of Stock [Line Items]
Number of warrants issued (in shares)	1,733,333
Consideration received on issuance of warrants	$ 23,000,000.0
Deferred Underwriting Fees
Subsidiary, Sale of Stock [Line Items]
Offering costs	35,000,000.0
Deferred underwriting commissions	$ 35,000,000.0
Private Placement
Subsidiary, Sale of Stock [Line Items]
Number of warrants issued (in shares)	15,333,333
Private Placement | Class A Ordinary Shares included as part of the units
Subsidiary, Sale of Stock [Line Items]
Number of warrants issued (in shares)	15,333,333